Share Based Payments - Summary of Non-Employee Stock Options Accounted for As Derivative Financial Instruments (Details) - Consultants Stock Options $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of non-employee stock options at beginning of year	$ 2,637
Exercise of non-employee options	(737)
Cancelled	0
Foreign exchange gains	(38)
Change in fair value of non-employee stock options during the year	(656)
Reclassification to additional paid-in capital	(1,206)
Fair value of non-employee stock options at end of year	$ 0